FINANCIAL RESULT	12 Months Ended
Dec. 31, 2020
FINANCIAL RESULT
FINANCIAL RESULT

NOTE 39 - FINANCIAL RESULT

		12/31/2019	12/31/2018
	12/31/2020	(*)	(*)
Financial income
Income from interest, commissions and fees	863,828	876,212	2,642,607
Income from financial investments	972,602	763,016	686,179
Additional interest on energy	341,672	252,112	248,407
Other financial income	343,688	532,054	629,676
	2,521,790	2,423,394	4,200,918
Financial expenses
Debt charges	(2,853,532)	(3,247,747)	(2,680,884)
Leasing charges	(367,234)	(340,819)	(308,770)
Charges on shareholders' funds	(81,766)	(271,130)	(270,533)
Other financial expenses	(962,160)	(1,407,838)	(1,036,628)
	(4,264,692)	(5,267,534)	(4,296,815)

Other financial results, net
Monetary updates	283,376	416,959	(100,918)
Exchange variations (a)	(544,137)	35,008	(213,592)
Derivative financial instruments	332,017	(56,613)	(43,012)
	71,256	395,354	(357,522)

Financial result	(1,671,646)	(2,448,786)	(447,468)

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

a)The expense of net foreign exchange variation in the amount of R$ 544,137 for the year ended December 31, 2020 (revenue R$ 35,008 on December 31, 2019) was mainly driven by the rise in the dollar against the real, which negatively impacted the balances of financing payable in foreign currency by Eletrobras in the amount of R$ 2,169,428 This impact was partially reduced by the positive exchange variation of loans receivable in the amount of R$ 1,956,939.

Accounting Policy

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Exchange gains and losses resulting from the conversion at the exchange rate at the end of the period are recognized in the income statement as a financial expense or income.

Interest on lease liabilities is also recorded, the effects of charges on debt securities on loans, financing and debentures, and gains and losses referring to financial investments. More information on the accounting policys of the abovementioned transactions can be found in the respective explanatory notes.